Other Receivables, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Receivables, Net [Abstract]
Other receivables, net

Note 6 — Other receivables, net

Other receivables, net included the following:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Other receivables	$434,088	$994,778	$128,040
Less: Provision for credit losses	(729)	(57,135)	(7,354)
Total Other receivables, net	$433,359	$937,643	$120,686

The following table sets forth the movement of provisions for credit losses:

		September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Beginning balance, April 1	$151,916	$729	$94
(Recovery) addition	(59,106)	56,406	7,260
Charge-off	(37,343)	-	-
Ending balance, September 30	$55,467	$57,135	$7,354

For the six months ended September 30, 2023 and 2024, (recovery of) provision for credit losses were HKD 59,106 and HKD 56,406 (US$7,260), respectively.

Note 7 — Other receivables, net

Other receivables, net included the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Reimbursement receivables	$12,000	$-	$-
Other receivables	452,040	434,088	55,468
Less: Provision for credit losses	(151,916)	(729)	(93)
Total Other receivables, net	$312,124	$433,359	$55,375

Reimbursement receivables represent the amount the Company overpaid to its service vendor. Other receivables include the out-of-pocket payments paid on behalf of and to be collected from the Company’s service clients.

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Beginning balance	$80,997	$151,916	$19,412
Cumulative-effect adjustment of adoption of CECL	-	(125,657)	(16,057)
Addition	124,534	18,368	2,347
Write-off	(53,615)	(43,898)	(5,609)
Ending balance	$151,916	$729	$93

The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 and recorded a cumulative-effect adjustment of HKD 125,657 (US$16,057) for the application of a CECL model which resulted in a reduction in the beginning balance of provision for credit losses for other receivables as of April 1, 2023.

For the years ended March 31, 2023 and 2024, the Company accrued additional provision for the credit losses for other receivables in an amount of HKD 124,534 and HKD 18,368 (US$2,347), respectively, in its consolidated statements of income and comprehensive income. During the years ended March 31, 2023 and 2024, the Company had written off the uncollectible receivables in an amount of HKD 53,615 and HKD 43,898 (US$5,609), respectively.